Significant accounting policies (Details) - Schedule of summarizes the effect on the consolidated balance sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant accounting policies (Details) - Schedule of summarizes the effect on the consolidated balance sheet [Line Items]
Prepayment and other current assets					¥ 94,149
Current operating lease liabilities	¥ 131,151	$ 20,100	¥ 142,155	¥ 15,320	99,706
Operating lease right-of-use assets	322,559	49,434	484,225	¥ 15,320	397,490
Intangible assets, net					30,599
Operating lease liabilities	200,409	$ 30,714	¥ 333,613		¥ 280,867
December 31, 2018 As previously reported [Member]
Significant accounting policies (Details) - Schedule of summarizes the effect on the consolidated balance sheet [Line Items]
Prepayment and other current assets						¥ 104,761
Current operating lease liabilities
Operating lease right-of-use assets
Intangible assets, net						36,904
Operating lease liabilities
Effect of the adoption of ASC 842 [Member]
Significant accounting policies (Details) - Schedule of summarizes the effect on the consolidated balance sheet [Line Items]
Prepayment and other current assets	(10,612)
Current operating lease liabilities	99,706
Operating lease right-of-use assets	397,490
Intangible assets, net	(6,305)
Operating lease liabilities	¥ 280,867